Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000032726 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.58%
C000032726 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000032726 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000032726 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000032726 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000032726 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000032726 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000032726 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000032726 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000032726 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000032726 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000032726 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.43%
C000032726 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000032726 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.06%
C000032727 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.85%
C000032727 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032727 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000032727 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000032727 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000032727 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000032727 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000032727 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000032727 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000032727 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000032727 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000032727 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000032727 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
C000032727 [Member] | Turnpikes Toll Road Highway Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000032727 [Member] | Airport Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000032727 [Member] | Ad Valorem Property Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000032728 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.62%
C000032728 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000032728 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000032728 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000032728 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000032728 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000032728 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
C000032728 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000032728 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
C000032728 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.84%
C000032728 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000032728 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000032728 [Member] | Turnpikes Toll Road Highway Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000032728 [Member] | Airport Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000032728 [Member] | Ad Valorem Property Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032729 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.72%
C000032729 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
C000032729 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000032729 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000032729 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000032729 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000032729 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000032729 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000032729 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000032729 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000032729 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.88%
C000032729 [Member] | Turnpikes Toll Road Highway Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032729 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000032730 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.33%
C000032730 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000032730 [Member] | Moody's, Baa3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000032730 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
C000032730 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000032730 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000032730 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000032730 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000032730 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000032730 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000032730 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000032730 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.13%
C000032730 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000032730 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000032730 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.47%
C000032730 [Member] | Turnpikes Toll Road Highway Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000032730 [Member] | Airport Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000032731 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.15%
C000032731 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000032731 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.06%
C000032731 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000032731 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000032731 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000032731 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000032731 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000032731 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000032731 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000032731 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.41%
C000032731 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000032731 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
C000032731 [Member] | Turnpikes Toll Road Highway Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000032731 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000032732 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.51%
C000032732 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000032732 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
C000032732 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000032732 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000032732 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000032732 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000032732 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
C000032732 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000032732 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.93%
C000032732 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000032732 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000032732 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000032732 [Member] | Airport Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000032733 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.06%
C000032733 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000032733 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000032733 [Member] | Refunding Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.07%
C000032733 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.12%
C000032733 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000032733 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
C000032734 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000032734 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000032734 [Member] | Federal Farm Credit Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000032734 [Member] | Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.83%
C000032734 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000032734 [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000093320 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.52%
C000093320 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000093320 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000093320 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000093320 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000093320 [Member] | Hospital and Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000093320 [Member] | Prerefunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000093320 [Member] | Miscellaneous Public Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000093320 [Member] | State and Local Mortgage Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000093320 [Member] | Municipal Utility Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
C000093320 [Member] | University Consolidated Education and Building Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.96%
C000093320 [Member] | Public Facilities Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
C000093320 [Member] | School Improvement Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000093320 [Member] | Turnpikes Toll Road Highway Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000093320 [Member] | Airport Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000093320 [Member] | Marina Port Authority Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%